SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues
Research and development	16,446	8,295	37,006	73,295	87,470	651,885
General and administrative	92,477	132,075	175,037	457,443	516,734	986,066
Loss from operations	(128,923)	(260,370)	(244,043)	(850,738)	(964,204)	(1,882,951)
Plus:
Interest expense	72,232	88,794	191,462	199,858	256,164	10,002
Segment Net Loss	$ (201,155)	$ (349,164)	(435,505)	(1,050,596)	(1,220,368)	(1,892,953)
Segments [Member]
Revenues
Research and development			37,006	73,295	87,470	651,885
General and administrative			207,037	777,443	876,734	1,231,066
Loss from operations			244,043	850,738	964,204	1,882,951
Plus:
Interest expense			191,462	199,858	256,164	10,002
Segment Net Loss			$ 435,505	$ 1,050,596	$ 1,220,386	$ 1,892,953